Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Tax Expense (Benefit)
The components of the Company’s income tax expense (benefit) are as follows for the periods indicated below (dollars in thousands):

	Year Ended December 31,
	2019	2018	2017
Current federal income tax expense (benefit)	$-	$116	$(575)
Current state income tax expense (benefit)	-	35	(62)
Deferred federal income tax benefit	(8,403)	3,570	2,635
Deferred state income tax benefit	(1,522)	806	552
Benefit from Corporate Business Taxes	$(9,925)	$4,527	$2,550

Reconciliation of Statutory Federal Rate to Effective Rate
The following is a reconciliation of the statutory federal rate to the effective rate, for the periods indicated below (dollars in thousands):

	Year Ended December 31,
	2019		2018		2017
Computed income tax expense (benefit) at federal rate	$(12,724)	21.0%	$8,225	21.2%	$17,015	34.7%
State tax benefit, net of federal tax, if applicable	(664)	1.1%	833	2.1%	417	0.9%
Tax benefit due to federal rate change	-	0%	-	0%	(1,428)	(2.9)%
Tax provision due to State tax rate change	(858)	1.4%	-	0%	-	0%
Provision to return adjustment	5	0.0%	4	0%	(179)	(0.4)%
REIT income not subject to tax (benefit)	4,316	(7.1)%	(4,535)	(11.7)%	(13,275)	(27.1)%
Benefit from Corporate Business Taxes/Effective Tax Rate(A)	$(9,925)	16.4%	$4,527	11.6%	$2,550	5.2%

(A)	The provision for income taxes is recorded at the TRS level.

Current and Deferred Tax Liabilities and Assets
The Company’s consolidated balance sheets, at December 31, 2019, December 31, 2018 and December 31, 2017, contain the following current and deferred tax liabilities and assets, which are recorded at the TRS level (dollars in thousands):

	Year Ended December 31,
	2019	2018	2017
Income taxes payable
Federal income taxes payable	$-	$116	$-
State and local income taxes payable	-	35	-
Income taxes payable	$-	$151	$-

	December 31, 2019	December 31, 2018	December 31, 2017
Deferred tax assets
Deferred tax - organizational expenses	$-	$(4)	$(10)
Deferred tax - mortgage servicing rights	(995)	7,170	2,858
Deferred tax - net operating loss	(1,763)	-	(56)
Total net deferred tax assets	$(2,758)	$7,166	$2,792